Property	1 Months Ended
May 31, 2014
Property, Plant and Equipment [Abstract]
Property

NOTE 8 – PROPERTY

The Company does not own any property. Commencing in June 2014, the Company leases offices space from a related third party for no cash payment and will impute rent of $100 per month commencing in June 2014.